Commitments and Contingencies - Summary of Future Minimum Lease Payment under Noncancelable Operating Leases And Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Total contractual obligations	$ 4,131	$ 2,861
Total contractual obligations, Less than 1 Year	1,985	2,078
Total contractual obligations, 1 - 3 Years	1,877	783
Total contractual obligations, 3 - 5 Years	269	0
Purchase obligations, Total	1,670	1,086
Purchase obligations, Less than 1 Year	1,670	1,086
Purchase obligations, 1 - 3 Years	0	0
Purchase obligations, 3 - 5 Years	0	0
Operating lease obligations, Total	2,461	1,775
Operating lease obligations, Less than 1 Year	315	992
Operating lease obligations, 1 - 3 Years	1,877	783
Operating lease obligations, 3 - 5 Years	$ 269	$ 0